CONVERTIBLE DEBENTURES - Schedule of convertible debt (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization of debt discount	$ 0	$ 121,914	$ 0	$ 238,981	$ 500,937	$ 1,777,505
Conversion					(13,767,137)
Convertible debentures [Member]
Debt Instrument [Line Items]
Beginning balance			0	7,244,961	7,244,961	4,776,407
Issuances						743,400
Fair value of conversion feature						(475,909)
Transaction costs						(19,950)
Amortization of debt discount					500,937	1,777,505
Interest					514,904	443,508
Conversion					(8,260,802)
Ending balance					0	7,244,961	$ 4,776,407
Convertible debentures [Member] | Tranche 1 [Member]
Debt Instrument [Line Items]
Beginning balance			0	4,658,056	4,658,056	3,617,726
Issuances						0	4,413,400
Fair value of conversion feature						0
Transaction costs						0
Amortization of debt discount					164,037	819,055
Interest					320,546	221,275
Conversion					(5,142,639)
Ending balance					0	4,658,056	3,617,726
Convertible debentures [Member] | Tranche 2 [Member]
Debt Instrument [Line Items]
Beginning balance			0	833,381	833,381	551,746
Issuances						0	804,100
Fair value of conversion feature						0
Transaction costs						0
Amortization of debt discount					45,181	225,899
Interest					58,402	55,736
Conversion					(936,964)
Ending balance					0	833,381	551,746
Convertible debentures [Member] | Tranche 3 [Member]
Debt Instrument [Line Items]
Beginning balance			0	456,126	456,126	269,096
Issuances						0	448,000
Fair value of conversion feature						0
Transaction costs						0
Amortization of debt discount					33,360	152,110
Interest					32,538	34,920
Conversion					(522,024)
Ending balance					0	456,126	269,096
Convertible debentures [Member] | Tranche 4 [Member]
Debt Instrument [Line Items]
Beginning balance			0	674,003	674,003	337,839
Issuances						0	680,500
Fair value of conversion feature						0
Transaction costs						0
Amortization of debt discount					69,513	273,428
Interest					49,425	62,736
Conversion					(792,941)
Ending balance					0	674,003	337,839
Convertible debentures [Member] | Tranche 5 [Member]
Debt Instrument [Line Items]
Beginning balance			$ 0	$ 623,395	623,395	0
Issuances						743,400
Fair value of conversion feature						(475,909)
Transaction costs						(19,950)
Amortization of debt discount					188,846	307,013
Interest					53,993	68,841
Conversion					(866,234)
Ending balance					$ 0	$ 623,395	$ 0